Financial Risk and Insurance Management - Summary of Translate the Balances of Assets and Liabilities (Detail) - Currency risk [member]	6 Months Ended
	Jun. 30, 2025 USD ($) MXN ($)	Jun. 30, 2025 USD ($) COP ($)	Jun. 30, 2024 USD ($) MXN ($)	Jun. 30, 2024 USD ($) COP ($)
Disclosure Of Exchange Rate Used To Translate Balance Of Assts And Liabilties [Line Items]
Exchange rate - Buy (assets)	$ 3,534	$ 3,534	$ 3,827	$ 3,827
Exchange rate - Sale (liabilities)	$ 3,549	$ 3,549	$ 3,837	$ 3,837
Average foreign exchange rate	0.188601	0.000868	0.209188	0.000923